As filed with the Securities and Exchange Commission on February 14, 2002


    Securities Act Registration No.  333-58185
    Investment Company Act Registration No.  811-8849


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                              Pre-Effective Amendment No.__

                             Post-Effective Amendment No. 8


                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                     Amendment No. 10


                                   T.O. RICHARDSON TRUST
                  (Exact Name of Registrant as Specified in Charter)

-----------------------------------------------------------------------------

              Two Bridgewater Road                             06032-2256
             Farmington, Connecticut                           (Zip Code)
    (Address of Principal Executive Offices)

 ----------------------------------------------------------------------------

          Registrant's Telephone Number, including Area Code: (860) 677-8578

                                Samuel Bailey, Jr.
                          T.O. Richardson Company, Inc.
                              Two Bridgewater Road
                       Farmington, Connecticut 06032-2256
                     (Name and Address of Agent for Service)

                                   Copies to:

                            David M. Leahy, Esq.

                          Sullivan & Worcester LLP

                              1666 K Street, NW
                           Washington, D.C. 20006


    It is proposed that this filing will become effective (check appropriate box):

    [  ] immediately upon filing pursuant to paragraph (b)


    [X]      on March 1, 2002 pursuant to paragraph (b)


    [  ]     60 days after filing pursuant to paragraph (a) (1)

    [  ]     on (date) pursuant to paragraph (a) (1)

    [  ]     75 days after filing pursuant to paragraph (a) (2)

    [  ]     on date pursuant to paragraph (a)(2) of Rule 485


    If appropriate, check the following box:


    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of securities being registered:  Shares of Beneficial Interest

                                   PROSPECTUS

                               dated March 1, 2002


                              T.O. RICHARDSON
                              SECTOR ROTATION FUND
                    and T.O. RICHARDSON FOCUSED TREND FUND

                              Two Bridgewater Road
                       Farmington, Connecticut 06032-2256
                                 1-800-643-7477

    The investment objective of each of the Sector Rotation Fund and the Focused Trend Fund is to seek capital appreciation while providing some protection against down markets. The Sector Rotation Fund's investment advisor allocates assets mainly among equity securities of companies within industry sectors it determines have the greatest potential for market appreciation. The Focused Trend Fund's investment advisor allocates assets mainly among equity securities of companies within market indexes it determines have the greatest potential for market appreciation.

    These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                   TABLE OF CONTENTS
                                                                        Page No.


    Highlights                                                               4
    Sectors the Sector Rotation Fund Will Invest In                         10
    Market Indexes the Focused Trend Fund Will Invest In                    12
    The Funds' Investment Policies                                          13
    The Management of the Funds                                             16
    How Fund Shares are Priced                                              17
    Purchasing Shares of the Funds                                          18
    Individual Retirement Accounts                                          20
    Redeeming Shares of a Fund                                              21
    Exchanging Fund Shares for Shares of other Funds                        24
    Dividends, Capital Gains and Tax Treatment                              25
    Financial Highlights                                                    26
    Additional Information                                                  27



    No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information ("SAI"), and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.





    Highlights

    What are each Fund's Investment Goals and Objectives?

    The investment objective of each Fund is to seek capital appreciation with some protection against down markets. To accomplish this goal, the Advisor allocates the Sector Rotation Fund's assets mainly among the stocks of companies within particular sectors or industries within the U.S. economy and the assets of the Focused Trend Fund mainly among the stocks of companies included in particular market indexes, including international indexes. The Advisor chooses sectors and indexes based on their potential for appreciation relative to other sectors or market indexes, and relative to the stock market as a whole. As with any mutual fund, there is no assurance that either Fund will achieve its goal. Each Fund's investment objective may be changed by the Trustees without shareholder approval; however, prior to any such change, shareholders would be given notice.

    What is each Fund's Investment Strategy?

    The Funds' Advisor believes that limiting losses is as important to building capital as maximizing gains. To accomplish this goal, T.O. Richardson Company, Inc. (the "Advisor") makes investments in rising markets and industry sectors (for the Sector Rotation Fund), or in rising markets and market indexes (for the Focused Trend Fund) and may invest portions or all of either Fund in money market instruments for capital preservation in falling markets and sectors (for the Sector Rotation Fund) or in falling markets and market indexes (for the Focused Trend Fund). The Advisor does extensive quantitative (mathematical) investment research and applies the results of this research to its management of the Funds.

    The Sector Rotation Fund invests in five or more industry sectors that offer the greatest market appreciation during each market cycle. A market cycle is a period of time in which market prices rise to a peak, fall to a trough and then rise again to a baseline. Within each sector, the Sector Rotation Fund expects to invest in five or more stocks. Within each market index, the Focused Trend Fund expects to invest in ten or more stocks. If the Focused Trend Fund invests in more than one market index at a time, the number of stocks held by the Focused Trend Fund in companies in each index may be reduced. The average market capitalization (i.e., the price of a company's stock multiplied by the number of its outstanding shares) of the issuers of these stocks will vary widely.

    The Advisor conducts extensive research to determine which sectors and market indexes of the economy offer the most investment opportunity, and which sectors and indexes offer the least, at any point in time. When the Advisor finds that sectors it selected previously are facing slower or negative growth, it will move out of these sectors. If the Advisor finds that there are no sectors of the economy offering investment opportunity for the Sector Rotation Fund greater than the return on short-term money market instruments, the Fund will invest in such instruments until the situation changes. When the Advisor finds that companies in indexes it selected previously are facing slower or negative growth, it will move out of these indexes. If the Advisor finds that there are no market indexes in the United States or internationally offering investment opportunities greater than the return on short-term money market instruments, the Fund will invest in such instruments until the situation changes.

    Up to 100% of either Fund's assets can be invested in short-term money market instruments. In such a defensive situation, the Funds may not be able to achieve their respective investment objectives. Typically, some of each Fund's assets may be held in short-term money market instruments and cash to pay redemption requests and expenses of the Fund.

    Descriptions of many of the sectors in which the Fund may invest are located in the section of the prospectus called "Sectors the Sector Rotation Fund Will Invest In". Descriptions of the market indexes in which the Focused Trend Fund may invest are located in the section of the prospectus called "Market Indexes the Focused Trend Fund Will Invest In".

    What are the Principal Risks of Investing in the Funds?

    Because the Funds can be volatile over the short-term, they are suitable for long-term investors only and are not designed as short-term investments. The share price of each Fund will fluctuate and may, at redemption, be worth more or less than the initial purchase price. As a result, you could lose money by investing in a Fund.


    Investors in the Funds will be exposed to the natural market risks that exist with any investment in equity securities, which include the possibility that stock prices in general will decline, or that the individual stocks selected for a Fund will decline in price. Other risks include changes in general economic trends (e.g. employment levels, economic growth, interest rate levels, currency exchange rates), supply and demand fluctuations, competition, the pace of technological change and the risk of obsolescence, consumer tastes and domestic and international economic, political and regulatory developments including acts of terror.


Specific Risks Associated With a Sector Rotation Approach to Investment Management Include:

    Concentration in Industry Sectors. The Sector Rotation Fund's investment strategy may call for investments of as much as 20% of the Sector Rotation Fund's assets in each of five concentrated industry groups. There is the risk that one or more industry groups may lose favor with investors and fall rapidly in value due to news events that quickly affect the market's perception of the industry.

    Risks of Investing in Particular Sectors. Each industry sector is affected by its own particular risks which may not affect other sectors. Sectors which rely upon the development of new technology such as Biotechnology, Computers, Electronics, Health Care and Telecommunications are particularly affected by rapid product obsolescence, government regulation and intense competition. Cyclical Industries, Financial Service Industries, Natural Resources and Utilities may be subject to risks of interest rate fluctuations, market cycles and international markets.


Specific Risks Associated With a Focused Trend Approach to Investment Management
Include:


    Concentration in Index Specific Securities. The Focused Trend Fund's investment strategy may call for investments of as much as 100% of the Focused Trend Fund's assets in stocks within one market index. There is the risk that one or more market index groups may lose favor with investors and fall rapidly in value due to news events that quickly affect the market's perception of the companies within the particular index group.

    Risks of Investing in Particular Market Indexes. Each market index may be affected by its own particular risks which may not affect other indexes. Indexes of companies within the NASDAQ 100 Index include the largest and most active non-financial domestic and international issues listed on the NASDAQ Stock Market and may rely upon the development of new technology such as Biotechnology, Computers, Electronics, Health Care and Telecommunications and are particularly affected by rapid product obsolescence, government regulation and intense competition. The S&P 100 Index is composed of 100 major blue chip stocks across diverse industry groups. Some market indexes favoring high technology companies carry the risks involved in their markets. Other market indexes may be focused on different segments of the market and may be subject to risks which particularly affect their segments. For example indexes made up of smaller companies or international companies may not have the market liquidity of larger companies.


    Portfolio Turnover. Purchase and sale of stocks is determined by market dynamics which may at times call for buying and holding stocks for only short periods of time. One risk of the strategy is that high portfolio turnover can lead to increased brokerage commissions or dealer mark-ups or other transaction costs on purchases and sales of securities. Relatively high portfolio turnover may also result in increased short-term capital gains, which are taxed at a higher federal income tax rate than long-term capital gains. In the past, both Funds have experienced very high portfolio turnover. In the future, both Funds could experience high portfolio turnover which could adversely affect the performance of the Funds.

    Investment in Cash. One of the Sector Rotation Fund's strategies is to invest in cash positions when there are fewer than five industry sectors or fewer than 20 companies (in the case of the Focused Trend Fund) providing short or medium term returns greater than money market returns. This usually occurs when broad markets are declining rapidly. The purpose of the strategy is to protect principal in falling markets. There is a risk that the industry sectors in the case of the Sector Rotation Fund or the market indexes in the case of the Focused Trend Fund will begin to rise or fall rapidly and that the respective Fund will not be able to sell stocks quickly enough to avoid losses, or to reinvest the cash position into advancing industry sectors or companies comprising the market indexes, as the case may be, quickly enough to capture the initial returns of changing market conditions.


    Exposure to Foreign Markets. American Depositary Receipts ("ADR"s) of foreign companies and equity securities of U.S. companies with substantial foreign operations may involve additional risks related to political, economic or regulatory conditions in foreign countries. Securities of companies in emerging countries can be more volatile and less liquid than securities of companies in fully developed countries.

    For descriptions of the risks involved in investing in particular sectors, see the SAI.

    What has each Fund's Performance Been?

    The bar charts and performance tables shown below provide an indication of the risks of investing in the Sector Rotation Fund and the Focused Trend Fund by showing the performance of the Funds and comparing each Fund's performance to that of a broad-based securities market index. How a Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                      T.O. Richardson Sector Rotation Fund
                         (Total return per calendar year)
                                 [Bar Chart]


    1999        65.80%        2000           -7.46%           2001     -30.83%

    During the periods shown in the bar chart, the highest return for a quarter was 38.86% during the quarter ended December 31, 1999 and the lowest return for a quarter was -23.21% during the quarter ended March 31, 2001.

    Average Annual Total Returns for Period Ended December 31, 2001



                                                                 Since Inception
                                              One Year       (December 31, 1998)

    T.O. Richardson Sector Rotation Fund        -30.83%          2.00%
    Standard & Poor's 500 Index*                -11.88%         -1.03%


    * The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stocks of 500 leading U.S. companies from a broad range of industries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions and other fees.


                                         T.O. Richardson Focused Trend Fund
                                        (Total return per calendar year)
                                                    [Bar Chart]


                                                    2001        -25.40%


    During the period shown in the bar chart, the highest return for a quarter was -3.34% during the quarter ended June 30, 2001 and the lowest return for a quarter was -12.63% during the quarter ended March 31, 2001.

    Average Annual Total Returns for Period Ended December 31, 2001


                                                                 Since Inception
                                                One Year       (October 3, 2000)
    T.O. Richardson Focused Trend Fund          -25.40%          -25.46%
    Standard & Poor's 500 Index                 -11.88%          -15.35%




    What are the Costs of Investing in the Funds?
    This table shows you the fees and expenses that investors in the Fund will pay.



    --------------------------------------------------------------------------------- ---------------- ----------------
                                                                                      Sector           Focused Trend
                                                                                      Rotation Fund    Fund
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Shareholder Fees (fees paid directly from the amount of your investment)
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Maximum Sales Charge Imposed on Purchases                                         None             None
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Maximum Deferred Sales Charge                                                     None             None
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Maximum Sales charge Imposed on Reinvested Dividends or other Distributions       None             None
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Redemption Fee (1)                                                                1.00%            1.00%
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Exchange Fee (2)                                                                  None             None
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Annual Fund Operation Expenses (expenses deducted from the Fund as a percentage of average net assets)
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Management Fees                                                                   1.50%            1.25%
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------
    Distribution (Rule 12b-1) and/or Service Fees                                     None             0.25%(3)
    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------

    Other Expenses                                                                    0.58%(4)        0.93%(5)

    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------

    Total Annual Fund Operating Expenses                                              2.08%           2.43%

    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------



    --------------------------------------------------------------------------------- ---------------- ----------------
    --------------------------------------------------------------------------------- ---------------- ----------------



    --------------------------------------------------------------------------------- ---------------- ----------------
    _____________


(1) Each Fund charges a fee of 1.00% on redemptions of Fund shares held for less than one year. This fee is paid to the Fund. This fee is waived for those persons exchanging shares between the two Funds. If you redeem shares by wire, you may be charged a $15 service fee. See "Redeeming Shares of the Funds."


(2) There is no charge for written requests to exchange either Fund's shares for shares of the First American Prime Obligations Fund. U.S. Bancorp Fund Services, LLC charges a $5.00 fee for each exchange transaction executed by telephone. See "Exchanging Fund Shares for Shares of Other Funds."


(3) The Focused Trend Fund has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses to be paid by the Fund is 0.25% per year of the Fund's average daily net asset value.


(4) The Advisor intends to waive its management fee and/or reimburse the Section Rotation Fund's other expenses to the extent necessary to ensure that the total net annual operating expenses do not exceed 1.95% of the Fund's average net assets. The Advisor may recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the 1.95% expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(5) The Advisor intends to waive its management fee and/or reimburse the Focused Trend Fund's other expenses to the extent necessary to ensure that the total net annual operating expenses do not exceed 1.95% of the Fund's average net assets. The Advisor may recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the 1.95% expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.


    Example

    This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


    The assumptions we have made for this example are:
    1.   You invest $10,000 in the Fund.
    2.   Your investment has a 5% return each year.
    3.   The Fund's operating expenses remain the same.
    4.   You reinvested all dividends and capital gains distributions


    ----------------------------------------------------------------------------- ------------------ ------------------

                                                                                  Sector Rotation   Focused Trend
                                                                                  Fund              Fund

    ----------------------------------------------------------------------------- ------------------ ------------------
    ----------------------------------------------------------------------------- ------------------ ------------------
    Although your actual costs may be higher or lower, based on these

    assumptions, your cost to hold a Fund's shares for just one year would be       $211              $246

    ----------------------------------------------------------------------------- ------------------ ------------------
    ----------------------------------------------------------------------------- ------------------ ------------------

    If you held Fund shares for three years, the cost would be                      $652              $758

    ----------------------------------------------------------------------------- ------------------ ------------------
    ----------------------------------------------------------------------------- ------------------ ------------------

    If you held Fund shares for five years, the cost would be                     $1,119            $1,296

    ----------------------------------------------------------------------------- ------------------ ------------------
    ----------------------------------------------------------------------------- ------------------ ------------------

    If you held Fund shares for ten years, the cost would be                      $2,410            $2,766

    ----------------------------------------------------------------------------- ------------------ ------------------









                      Sectors the Sector Rotation Fund Will Invest In

    Some of the sectors the Sector Rotation Fund may choose to invest in are described here. The Fund may choose to invest in sectors that are not listed below. The SAI includes complete descriptions of each sector listed below.

    Basic Materials

    Companies that manufacture, mine, process or distribute raw materials and intermediate goods used in building and manufacturing.

    Biotechnology

    Companies that research, develop and manufacture various biotechnological products, services, and processes.

    Business Services

    Companies that provide business-related services such as data processing, consulting, outsourcing, temporary employment, market research or data base services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying to companies and other organizations.

    Computers

    Companies  that  research,  design,  develop,   manufacture,  or  distribute
    products, processes, or services that relate to hardware technology within the computer industry.

    Cyclical Industries

    Companies involved in the supply or sale of materials, equipment, products or services related to cyclical industries such as the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

    Electronics

    Companies that design, manufacture, or sell electronic components and systems.

    Energy

    Companies in the energy industry, including oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, oil shale, and solar power.

    Energy Services

    Companies that provide services and equipment to firms in the energy industry.

    Environmental Services

    Companies in the waste management or pollution control business.

    Financial Services

    Companies in the financial services industry including insurance companies, brokerage firms, banks, etc.

    Food and Agriculture
    Companies  that  make  or  distribute  food,  beverages,   and  agricultural
products.
    Health Care
    Companies that make or sell products used in heath care.
    Health Care Services
    Companies that own or run hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

    Industrial Equipment

    Companies that make equipment used by industry, such as farm equipment and industrial machinery.

    Leisure
    Companies in the leisure and entertainment business.
    Medical Equipment
    Companies that make or sell medical equipment and devices and related technologies. Multimedia Companies that make or sell products and services used in the broadcast and media industries. Natural Resources Companies that own or develop natural resources, or supply goods and services to companies in the natural resources business.

    Precious Metals and Minerals

    Companies that explore, mine, process, or deal in gold, silver, platinum, diamonds, or other precious metals and minerals.

    Retailing

    Companies engaged in merchandising finished goods and services primarily to individual consumers.

    Software and Computer Services

    Companies that make or sell software or information-based services, and consulting, communications, and related services.

    Technology

    Companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

    Telecommunications

    Companies that engage in the development, manufacturing, or sale of communications services or communications equipment.

    Transportation

    Companies engaged in providing transportation services engaged in the design, manufacturing, distribution, or sale of transportation equipment.

    Utilities

    Companies in the public utilities industry and companies deriving a majority of their revenues from public utility operations.

              Market Indexes the Focused Trend Fund Will Invest In

    Some of the indexes comprised of companies in which the Focused Trend Fund may choose to invest are described here. The Fund may choose to invest in companies in indexes that are not listed below. The SAI includes complete descriptions of each market index listed below.

    S&P 100 Index

    The Standard & Poor's 100 Stock Index, known by its ticker symbol OEX, measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups. Five of the largest companies in the index are Microsoft, Cisco, Intel, Oracle, and Sun Micro Systems.

    Dow Jones Industrial Average

    The Dow Jones Industrial Average measures the performance of 30 of the largest U.S. industrial companies. This price weighted index , started in 1896, represents what the publisher, Dow Jones Publishing, considers the "most important" industrial companies in the United States. Five of the largest companies included in the averages are GE, Microsoft, Intel, Exxon Mobil, and Wal-Mart. The Dow Jones Industrial Average can be purchased and sold as units called DIAMONDS on the New York Stock Exchange (the "NYSE").

    Nasdaq-100 Index

    The Nasdaq-100 Index reflects NASDAQ's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology based on market capitalization. Launched in 1985, the Nasdaq-100 Index represents the largest and most active non-financial domestic and international issues listed on The NASDAQ Stock Market(R). Its largest companies also include Microsoft, Cisco, Intel, Oracle, and Sun Microsystems. It is heavily weighted toward high technology industries. The Nasdaq-100 Index can be purchased and sold as units on the stock market under the symbol "QQQ."

    S & P 500 Index

    The Standard & Poor's 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Leading companies within the index are highly liquid and can usually be purchased and sold in large quantities without affecting stock price. The S&P 500 Index can also be purchased and sold in units called Spiders on the stock market. Although the Fund will not seek to invest in a large number of companies within the index, it should be noted that because the index is capitalization weighted, the 25 largest companies within the index account for 44.1 % of its total market value, and many of the largest such as Oracle, Home Depot, AOL, Dell and EMC were not very large just a few years ago.

    International Indexes

    S&P International Indexes

    Standard & Poor's also maintains several indexes that may be used by the Fund from time to time should management determine the investment climate is favorable. These include S&P Euro Index, S&P/TOPIX 150, S&P Asia Pacific 100 Index, S&P Latin America 40 Index, and S&P United Kingdom 150 Index.

                         The Funds' Investment Policies

    Securities and Investment Practices

    The following discussion contains more detailed information about the types of instruments the Funds will invest in, and certain strategies the Advisor may use to achieve each Fund's investment objective. A complete listing of each Fund's limitations and more detailed information about each Fund's investments are contained in the Funds' SAI.


    Equity Securities. These securities include common stocks, ADRs, preferred stocks, convertible securities and warrants. Equity securities represent an ownership interest in a company. Stock prices fluctuate based on changes in a company's financial condition and on overall market conditions. The stocks of smaller companies tend to be more sensitive to these factors. ADRs represent equity in foreign companies. They are purchased and sold in the United States securities markets in U.S. dollars.


    Money Market Securities. These are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. They may carry fixed, variable, or floating interest rates and may include commercial paper, demand notes, certificates of deposit, banker's acceptances and time deposits.

    Variable and Floating Rate Securities. These securities have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes.

    Repurchase Agreements. In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

    Investment Companies (Mutual Funds). Each Fund may invest in other open or closed end funds. If a Fund invests in other investment companies, Fund shareholders would also pay, indirectly, the fees and expenses of such investment companies. A Fund would use this strategy when the Advisor determines that this approach is the most economical way to invest in a particular sector or market index, as the case may be, or to facilitate investment in certain foreign countries.

    Borrowing. A Fund may borrow from banks or through reverse repurchase agreements. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. A Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

Temporary Strategies. The Advisor may hold cash and/or invest all or a portion of a Fund's assets in money market instruments or money market funds.

    Foreign Investments. The Focused Trend Fund expects that under normal market conditions, the Fund's investments in securities of foreign issuers will comprise not more than 25% of the assets of the Fund. Further, the Focused Trend Fund will seek to invest in companies within foreign market indexes that have a history of substantial market liquidity.

    Foreign investments involve certain special risks, including:

Unfavorable changes in currency exchange rates: Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and U.S. Dollars.

    Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.


    Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.


    Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

    Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means the Focused Trend Fund may at times be unable to sell these foreign investments at desirable prices. For the same reason, the Focused Trend Fund may find it difficult to value its foreign investments.

    Trading practices: Brokerage commissions and other fees are usually higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payments, delivery or recovery of money or investments.

    Low yield:  Common stocks of foreign  companies  have  historically  offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

    The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are considered speculative.

    Derivatives. It is the Advisor's intention to use derivatives only for hedging all or portions of a Fund's assets from time to time, and to use only derivatives available in regulated U.S. securities markets. Examples of derivatives the Advisor expects to use are U.S. Treasury notes, bills and bonds futures, S&P 500 Index and other stock index futures and options and foreign currency futures contracts.

    Each Fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants, and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. A Fund may use derivatives for hedging and non-hedging purposes. However, the Advisor may choose not to use derivatives, based on an evaluation of market conditions or the availability of suitable derivatives.

    Derivatives involve special risks and costs and may result in losses. Each Fund depends on the Advisor's ability to handle these sophisticated instruments.  The  prices  of  derivatives  may  move  in  unexpected  ways, especially in abnormal market conditions. Some derivatives are "leveraged" and accordingly may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

    Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid market may not always exist for a Fund's derivatives positions at any time. For further information about the risks of derivatives, see the SAI.

                          The Management of the Funds

    The Advisor


    Each Fund's Advisor is T.O. Richardson Company, Inc., Two Bridgewater Road, Farmington, Connecticut 06032-2256. Under the Investment Advisory Agreement between the Funds and the Advisor, the Sector Rotation Fund pays the Advisor a fee at the annual rate of 1.50% of the Sector Rotation Fund's average daily net assets and the Focused Trend Fund pays the Advisor a fee at the annual rate of 1.25% of the Focused Trend Fund's average daily net assets. The advisory fees are accrued daily and payable monthly. Winning by Not Losing(R) is the Advisor's approach to achieving superior long term returns with consistent emphasis on capital preservation for risk averse individuals, institutions, endowments and pension plans.


    Portfolio Management Team


Each Fund's portfolio management team is led by L. Austine Crowe, Executive Vice President of the Advisor. For the past seven years, Mr. Crowe has actively managed private accounts for T.O. Richardson using the Advisor's Sector Rotation and Focused Trend disciplines. He has also managed the Sector Rotation Fund since December 1998 and the Focused Trend Fund since its inception in October 2000. Mr. Crowe is the Chairman of the Advisor's investment committee, which has responsibility for all of the Advisor's investment decision making. The portfolio management team for each Fund includes Samuel Bailey, Jr., Chairman of T.O. Richardson, and Ralph L. Gaudet, Jr., Managing Director of T.O. Richardson. Together the group has more than 60 years of investment experience.


    Distributor

    The Fund's distributor is T.O. Richardson Securities, Inc., (the "Distributor") Two Bridgewater Road, Farmington, Connecticut 06032-2256. The Distributor is an affiliate of the Advisor. The Funds and the Distributor have entered into a Distribution Agreement under which the Distributor serves as the principal underwriter of the Funds, with responsibility for promoting sales of each Fund's shares. As compensation for its services, the Distributor may retain a portion of the Rule 12b-1 fees payable by the Focused Trend Fund. The Distributor may pay all or a portion of its fee to registered broker dealers who sell Focused Trend Fund shares, pursuant to a written dealer agreement. The Distributor may pay Rule 12b-1 fees to persons entering into 12b-1 related agreements. Such persons may include the Advisor. The Distributor and the Advisor, at their own expense, may also periodically sponsor programs that offer additional compensation in connection with the sale of Fund shares. In some circumstances, this compensation may be made available to certain dealers whose representatives have sold or are expected to sell significant amounts of Focused Trend Fund shares. The Distributor does not receive any compensation (Rule 12b-1 fees or otherwise) from the Sector Rotation Fund for performing this function.


    The Distribution Agreement provides (A) that it will be subject to annual approval by the Trustees and the Disinterested Trustees; (B) that it may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or by vote of a majority of the outstanding securities of the Fund on not more than 60 days' written notice; and (C) that it terminates if it is assigned.


    Custodian, Transfer Agent and Dividend-Disbursing Agent and Administrator


    U.S.  Bank,  N.A.   (formerly   Firstar  Bank,  N.A.),  425  Walnut  Street,
    Cincinnati, Ohio 45202, acts as custodian of each Fund's assets (the "Custodian"). U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services, LLC), Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as dividend-disbursing agent and as transfer agent for each Fund (the "Transfer Agent"). Under a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, the Transfer Agent also performs accounting and certain compliance and tax reporting functions for each Fund.


    Fund Expenses

    Each Fund is responsible for its own expenses, including: interest charges; taxes; brokerage commissions; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of printing and distributing prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for outside Trustees; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and Trustee meetings.

                           How Fund Shares are Priced

    The price of each Fund's shares is based on its net asset value ("NAV"). The NAV per share of a Fund is calculated once daily as of the close of regular trading (generally 4:00 p.m. Eastern Time) every day that the NYSE is open for business. The NAV is calculated by taking the value of a Fund's total assets, including interest or dividends accrued, less all liabilities, and dividing the total by the total number of shares of the Fund outstanding. The result is the Fund's NAV per share. In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued at market value.

    Purchase orders for Fund shares or shares tendered for redemption prior to the close of trading on a day the NYSE is open for trading will be valued as of the close of trading on that day. Those received after the close of trading will be valued as of the close of trading on the next day the NYSE is open.

    Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded. Under other circumstances, securities are valued at the average of the most recent bid and asked prices.

    Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Under other circumstances, actual sale or bid prices are used.


    Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Funds in determining NAV.


                         Purchasing Shares of the Funds


    Shares of a Fund may be purchased through the Distributor directly, or through, the Transfer Agent. Shares of the Funds may also be purchased through a registered broker-dealer, who may charge you a fee either at the time of purchase or at the time of redemption. The fee, if charged, is retained by the broker-dealer and is not sent to the Fund, the Advisor or the Distributor. Shares of the Funds are sold on a continual basis at the next offering price (the "Offering Price"), which is the NAV per share when the order is received by a dealer, the Distributor or the Transfer Agent.

    Payment for Fund shares should be made by check or money order. The minimum initial investment is $5,000. For IRAs, the minimum investment is $3,000. Subsequent investments of at least $500 may be made by mail or wire. If you use the Automatic Investment Plan, the minimum investment is $1,000 with a minimum monthly investment of $100. These minimums can be changed or waived by the Funds at any time.


    To purchase Fund shares, complete the shareholder purchase application and mail it with a check or money order payable to either "T.O. Richardson Sector Rotation Fund" or "T.O. Richardson Focused Trend Fund" to one of the addresses below. If you are making an additional purchase, complete the Additional Investment Form provided on the lower portion of your account statement and include it with your check or money order. To make an additional purchase by wire, please refer to the "Wire Purchases" section that follows.

For Regular Mail                                For Overnight Mail


T.O. Richardson Sector Rotation Fund       T.O. Richardson Sector Rotation Fund
or T.O. Richardson Focused Trend Fund      or T.O. Richardson Focused Trend Fund
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               Third Floor
Milwaukee, Wisconsin 53201-0701            615 East Michigan Street
                                           Milwaukee, Wisconsin 53202


    If the broker-dealer through which you choose to purchase a Fund's shares has not entered into a sales agreement with the Distributor, the dealer can still place your order for the purchase of a Fund's shares. Purchases made through dealers who do not have selling agreements with the Advisor will be made at the Offering Price, although they may charge a transaction fee. To avoid that fee, purchase shares through a dealer that has entered into a sales agreement with the Distributor or through the Transfer Agent.

    If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by a Fund as a result. Neither cash nor third-party checks will be accepted. All applications to purchase a Fund's shares are subject to acceptance by the Fund and are not binding until they are accepted. Each Fund reserves the right to decline or accept a purchase order application.

    Wire Purchases

    You may also purchase a Fund's shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:


    Wire to       U.S. Bank, N.A.


    ABA Number    042000013


    Credit        U.S. Bancorp Fund Services, LLC


    Account       112-952-137

Further CreditT.O. Richardson Sector Rotation Fund or T.O. Richardson Focused Trend Fund Shareholder Account Number

    Shareholder Name or Account
    Registration

    Social Security or Taxpayer Identification
    Number

    Account Registration

    Please call 1-800-643-7477 prior to wiring any funds to notify the Transfer Agent that the wire is coming. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

    Telephone Purchases

    The telephone purchase option allows you to make subsequent investments of at least $250 directly from a bank checking or savings account. To set up the telephone purchase option on your account, complete the appropriate section in the purchase application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions.

    This option will become effective approximately 15 business days after the Transfer Agent receives the application form. If the Transfer Agent receives both your purchase order and payment by Electronic Funds Transfer through the AIP system before the close of regular trading, you will pay the offering price calculated that day. Most transfers are completed within one business day. Subsequent investments may be made by calling 1-800-643-7477.

    Automatic Investment Plan

    The Automatic Investment Plan ("AIP") allows you to make regular monthly investments in a Fund on the days you choose, directly from your bank account. To establish the AIP, complete the appropriate section in the shareholder application. You can set up the AIP with any financial institution that is a member of ACH. There is no fee for this service, but if your AIP does not clear for lack of funds, you will be charged a $25 service fee. The minimum initial investment for investors using the AIP is $1,000, and subsequent investments must equal $100 or more.

    The AIP allows investors to take advantage of dollar cost averaging, which is simply investing a fixed amount of money at regular time periods, such as monthly, or weekly. By making regular investments of the same dollar amount, you can buy more shares when the price is low, and you will buy fewer shares when the price is high. Over time, you may pay an average price for your Fund's shares, rather than buying at either a low point, or a high point. Of course, the AIP program does not ensure a profit or protect against a loss under any circumstances.

    Each Fund has the right to close an investor's account, if the investor stops making payments under the AIP. Before closing an account, the Fund will give the investor written notice and 60 days to reinstate the AIP, or reach the regular minimum initial investment of $5,000.

    Individual Retirement Accounts


Each Fund offers two types of IRAs that can be adopted by executing the appropriate Internal Revenue Service form. For more information on IRAs, please see the separate IRA Disclosure Statement.

For Traditional and Roth IRAs, the maximum annual total IRA contribution for one person is generally equal to the lesser of $3,000 (increased to $4,000 beginning in 2005 and to $5,000 beginning in 2008) or 100% of the investor's compensation (earned income). Individuals that are at least 50 years of age at year-end may contribute an additional $500 (increased to $1,000 beginning in 2006) each year. Investors may maintain both types of IRAs, but the $3,000 ($3,500 for individuals over age 50) annual maximum contribution is a combined limit on the two accounts.


Contributions  to a traditional  IRA may be tax  deductible  when they are made,
depending  on  the  investor's   status  as  an  "active   participant"   in  an
employer-sponsored retirement plan and the investor's income. Investment earnings from a Traditional IRA will be taxed at distribution. Distributions taken before age 59-1/2 may be subject to an additional 10% tax. Distributions must begin by April 1 following the calendar year in which the investor reaches age 70-1/2.


Contributions to a Roth IRA are not tax deductible. Investors whose income exceeds certain limits are not eligible to contribute to a Roth IRA. Generally, distributions from a Roth IRA are not taxable. However, investment earnings distributed before age 59 1/2 or within 5 years from opening the IRA will be taxed and may be subject to a penalty. Unlike a traditional IRA, an investor is not required to take distributions beginning at age 70 1/2.


Simplified Employee Pension Plan


    A Simplified Employee Pension Plan (SEP-IRA) permits an employerSEP-IRAs allow employers (including self-employed people)individuals) to make contributions to an employee's Traditional IRA. A SEP-IRA is established by completing Form 5305-SEP together with a new or existing IRA for each eligible employee. (including self-employed Generally, the employer must contribute to the SEP-IRA for each employee of the employer who satisfies certain age and service requirements. These contributions may not exceed the lesser of 15% of annual compensation or $40,000 (indexed for inflation) for any one participant in the SEP-IRA. Employee contributions are not permitted in a new SEP-IRA, but are permitted in certain pre-1997 SEP-IRAs, called SARSEPs. Although the employer makes the contributions, the employees direct the investment options.



    Simple IRA


    Employers and self-employed individuals may also establish SIMPLE IRAs. SIMPLE IRAs are similar to Traditional IRAs, with the exceptions described below. A SIMPLE IRA is established by executing FormFORM 5304-SIMPLE together with an IRA established for each eligible employee. Under a SIMPLE IRA, the investor may elect to have his or her employer make salary reduction contributions of up to $7,000 (increased to $8,000 in 2003, to $9,000 in 2004 and to $10,000 beginning in 2005) per year to the SIMPLE IRA. Individuals who are at least 50 years of age at year-end may contribute an additional $500 (increased to $1,000 in 2003, to $1,500 in 2004, to $2,000 in 2005 and to $2,500 beginning in 2006) each year. After 2005 the $10,000 limit, and after 2006 the $2,500 limit, will be adjusted periodically for cost of living increases. Employers are required to contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make their own salary reduction contributions, or as a non-elective contribution to all eligible participants, whether or not they make salary reduction contributions. Although the employer makes the contributions, the employees direct the investment options.



    SIMPLE IRAs are similar to Traditional IRAs, with the exceptions described below.

o SIMPLE IRAs generally are available only to employers with fewer than 100 employees.

    Contributions must be made on behalf of all employees of the employer (other
        than   bargaining   unit   employees)   who  satisfy   certain   minimum
        participation requirements.

    The SIMPLE IRA is separate and apart from the other IRAs of employees.

    The penalty (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA.

    Amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not into a Traditional IRA or Roth IRA). A SIMPLE IRA is established by executing 5304-SIMPLE together with an IRA established for each eligible employee.




                           Redeeming Shares of a Fund


    You may redeem (or sell back to a Fund) some or all of your Fund shares at any time. Your redemption will be processed at the first NAV calculated after your completed request is received by the Transfer Agent. If you have a broker or dealer listed on your account, you may redeem shares through the broker or dealer. Otherwise, all redemption requests must be made with the Transfer Agent. You can make redemption requests through any broker or dealer, but you may be charged a fee. The Fund will mail you a check with your redemption proceeds, generally the next business day after the request is processed, and not more than seven days after receiving the complete request. Redeeming shares of a Fund is a taxable event unless the shares are held in an IRA or other tax deferred account.


    If you make a purchase by check, and then immediately request a redemption, a Fund can hold your redemption payment until your original purchase check has cleared, which could take up to 12 days.

    The  Transfer  Agent  may  request   additional   documentation  to  process
    redemptions  from   corporations,   executors,   administrators,   trustees,
    guardians, agents or attorneys-in-fact.

    A Fund will pay in cash all redemptions during any 90-day period, in amounts up to the lesser of $250,000 or 1% of the Fund's net assets at the beginning of the period. Redemptions in excess of this limit may be paid, in whole or in part, in securities or in cash, as the Trustees deem advisable.

    If you are an IRA investor, you will need to indicate on your redemption requests whether or not federal income tax should be withheld, otherwise federal taxes will be withheld from your distribution.

    Written Redemption

    Simply mail a written request for redemption of your Fund shares to either address below.

  ------------------------------------------- ---------------------------------

For Regular Mail                           For Overnight Mail
T.O. Richardson Sector Rotation Fund       T.O. Richardson Sector Rotation Fund
or T.O. Richardson Focused Trend Fund      or T.O. Richardson Focused Trend Fund
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC

P.O Box 701                                Third Floor
Milwaukee, Wisconsin 53201-0701            615 East Michigan Street
                                           Milwaukee, Wisconsin 53202
  ------------------------------------------- ---------------------------------


    Your request must:

    o Be signed exactly as the shares are registered, including the signature of each owner.

    o Specify the number of shares or dollar amount to be redeemed.

    o Include a signature guarantee if your request is made within 15 days of a change of address.

    You may request that the proceeds of your redemption be wired to the bank you pre-authorized on your account application. The Transfer Agent charges a $15 service fee for each wire transaction.

    Because the U.S. Postal Service and other independent delivery services are not agents of the Funds, mailing your request is not the same as having your complete request received by the fund. Your request is "received" when it is actually processed by the Transfer Agent.

    Telephone Redemption

    For redemption requests of $1,000 or more, you may call 1-800-643-7477. In order to redeem shares by phone, you must have requested this option in writing. Redemption proceeds will be mailed directly to you, or wired to the bank account you designated on your account application. There is no charge for this service. The Transfer Agent applies a $15 fee for all wire redemptions. To change the designated bank account, send a written request with guaranteed signature(s) to the Transfer Agent. To change your address, call the Transfer Agent at 1-800-643-7477, or send a written request to the Transfer Agent.

    Telephone redemption requests are not allowed within 15 days of an address change, and the Funds may limit the number of telephone redemptions it allows an investor to request. After they have been made, telephone redemptions cannot be changed or canceled.


    The Funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. Procedures for redeeming shares of the Funds by telephone may be modified or terminated by the Funds at any time. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Funds have implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions; confirming transactions in writing; and restricting transmittal of redemption proceeds to preauthorized designations. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all cases, you are liable for any loss for unauthorized transactions.


    Systematic Withdrawal Plan

    You may set up automatic withdrawals from your Fund account to a bank account. To do this, you must have a balance of $10,000 in your account, and you must withdraw at least $250 per payment. To set up the systematic withdrawal plan ("SWP"), you need to fill out the appropriate section of the shareholder application. You can choose to make withdrawals on a monthly, quarterly, semi-annual or annual basis (or the following business day).

    To change the amount or timing of withdrawal payments, or to temporarily discontinue them, call 1-800-643-7477. Depending upon the size of your account, the size of the withdrawal requests, and changes in the price of shares of a Fund, you may run out of money in your account. If the dollar amount in your account is not enough to make a payment, the remaining amount will be redeemed and the SWP will be terminated.

    Signature Guarantees

    Signature guarantees are required by the Transfer Agent to process some types of transactions. Signature guarantees may be obtained from commercial banks, savings associations, credit unions and brokerage firms. Please note that a notary public stamp or seal is not the same thing as a signature guarantee. Some types of transactions are:

    o Redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares.

    o Redemption requests to be mailed or wired to other than the address currently on file.

    o Any redemption request that occurs within 15 days of a request for a change of address.

    Contingent Redemption Fee

    Each Fund is designed as a long-term investment and is not appropriate for short-term trading. Frequent purchases, redemptions, and exchanges in and out of a Fund make it difficult for the portfolio management team to make long-term investment decisions, and can drive up the Fund's transaction costs. To discourage short-term trading of Fund shares, each Fund charges a 1.00% fee on redemptions of Fund shares that are held for less than one year. This contingent redemption fee is waived for shareholders of a Fund who are exchanging shares of one Fund into shares of the other Fund.

    Redemption fees charged to investors will be paid to the relevant Fund to help offset transaction costs. Such Fund will use the "first-in, first-out" accounting method to calculate an investor's one-year holding period. This means that the date of the redemption will be compared with the first purchase date of Fund shares held in the account. If the period is less than one year, you will be charged the redemption fee. As an example, if you purchase shares on January 1, 2001 and redeem them on or before December 31, 2001, you will pay the fee. If you redeem the shares after January 1, 2002, you will not pay the fee.

    The fee applies to shares held in all accounts, including, IRA accounts, shares purchased through a Fund's automatic investment plan, and shares held in broker omnibus accounts.


    The Funds may close your account with at least 30 days notice if your account balance falls below $1,000. In this case, a Fund will mail you a check for the proceeds of the redemption within seven days of the redemption.


    Exchanging Fund Shares for Shares of other Funds


    Each Fund's shareholders can exchange their shares of one Fund for shares of the other Fund or for shares of the First American Prime Obligations Fund. Exchange requests are available for exchanges of $1,000 or more. There is no charge for written exchange requests. The Transfer Agent will, however, charge a $5 fee for each exchange transaction that is executed by telephone.

    The First American Prime Obligations Fund is a no-load money market fund managed by an affiliate of the Transfer Agent, and is not related to the Funds. Before exchanging into the First American Prime Obligations Fund, please read the applicable prospectus, which may be obtained by calling 1-800-643-7477.

    For tax purposes, an exchange from one Fund to the other Fund or to the First American Prime Obligations Fund is treated as an ordinary sale and purchase, and you will realize a capital gain or loss. The Distributor may be paid by the First American Prime Obligations Fund for services provided to shareholders of that Fund.


    Dividends, Capital Gains and Tax Treatment

    All  dividends  and  capital  gains   distributions  will  automatically  be
    reinvested in additional shares of a Fund at the current NAV unless you specifically request that either dividends, or capital gains, or both, be paid in cash.

    To change the way capital gains and dividends are paid to you, call 1-800-643-7477. You may choose to have dividends or capital gains that are paid in cash sent by mail, or sent by electronic funds transfer ("EFT"). Transfers by EFT generally take up to three business days to reach your bank account.

    If you choose to receive distributions and dividends by check and the post office cannot deliver the check, or if the check is not cashed for six months, a Fund can reinvest that distribution, and any others, in your account at the current net asset value.

    Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. In this case, neither Fund will have any tax liability.

    Each Fund intends to declare and pay dividends and to distribute any capital gains annually. Capital gains distributions may be more frequent. When a Fund distributes a dividend or capital gain, the Fund's NAV decreases by the amount of the payment. If you purchase shares right before a distribution, you will have to pay income taxes on the distribution, even though the value of your investment has not changed.

    Dividends and distributions of net realized short-term capital gains are taxable to Fund investors as ordinary income. This is true whether they are reinvested in a Fund or they are received in cash, unless you are either exempt from taxes or qualify for a tax deferral.

    Distributions of net realized long-term capital gains are taxable as a capital gain, whether you reinvest them, or you receive them in cash. The capital gain holding period is measured by the length of time a Fund has held the securities that produced the gain, not the length of time you have held shares in a Fund. Each Fund provides information every year about the amount and type of all dividends and capital gains paid during the prior year. You may incur state or local taxes on dividends and capital gains.


    If a Fund does not have your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax from your distributions and redemptions at a rate of 30%.


    Other information about federal tax issues is in the SAI. There may be other federal, state, or local tax considerations that apply to you. Be sure to consult your own tax advisor.

    Financial Highlights






                                                          T.O. Richardson             T.O. Richardson Focused Trend Fund
                                                       Sector Rotation Fund

                                                                                                                    For the
                                                                               For the Period                        Period
                                                                                 December 31,                    October 3,

                                                  Year Ended      Year Ended       1998(1) to     Year Ended     2000(1) to
                                                 October 31,     October 31,      October 31,   October 31,     October 31,

                                                         2001           2000             1999           2001           2000

Per share data:

Net asset value, beginning of period                  $16.06         $12.13           $10.00         $10.13         $10.00
Income from investment operations:

   Net investment income                                0.13           0.08             0.02           0.12           0.03

   Net realized and unrealized gain/(loss)
on investments                                        (5.41)           4.82             2.11         (2.97)           0.10

Total from investment operations                       (5.28)           4.90             2.13         (2.85)           0.13
Less distributions:

   Dividends from net investment income                (0.09)         (0.02)             ----         (0.04)           ----

   Distributions from net realized gains               (2.98)         (0.95)             ----           ----           ----




Total distributions                                    (3.07)         (0.97)             ----         (0.04)           ----
Net asset value, end of period                         $7.71         $16.06           $12.13          $7.24         $10.13
Total return                                         (38.33)%         41.72%        21.30%(2)       (28.22)%       1.30%(2)
Supplemental data and ratios:
   Net assets, end of period (000's)                  $21,597        $62,820          $33,780        $14,082        $22,855
   Ratio of net operating expenses to
average net assets                                1.55%(5)(6)    1.86%(4)(6)      1.95%(3)(5)    1.42%(7)(8)   1.95%(3)(8)
   Ratio of net investment income to average
net assets                                           1.04%(5)       0.56%(4)      0.36%(3)(5)       1.31%(8)   5.06%(3)(8)
   Portfolio turnover rate                            742.97%        863.94%       946.15%(2)        676.30%       0.00%(2)


    __________________

    (1)    Commencement of operations.
    (2)    Not annualized.
    (3)        Annualized.


    (4) Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the period ended October 31, 2000 was 0.05%.
    (5) Operating expense is net of reimbursement and waivers. The ratio excluding reimbursement and waivers for the periods ended October 31, 2001 and October 31, 1999 would have been 1.55% and 2.51 %, respectively. The ratio of net investment income (loss) to average net assets, excluding reimbursements and waivers for the periods ended October 31, 2001 and October 31, 1999 would have been 1.04% and (0.20)%, respectively.
    (6) The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions for the periods ended October 31, 2001 and October 31, 2000 was 2.08% and 1.95%, respectively.
    (7) The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions for the period ended October 31, 2001 was 2.11%.
    (8) Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the periods ended October 31, 2001 and October 31, 2000, would have been 1.74% and 2.84%, respectively. The ratio of net investment income to average net assets, excluding waivers and reimbursements for the periods ended October 31, 2001 and October 31, 2000, would have been 0.99% and 4.17%, respectively.



                     See notes to the financial statements.

                             Additional Information

    TRUSTEES
        Samuel Bailey, Jr.
        John R. Birk
        Robert T. Samuels





    OFFICERS
        Samuel Bailey, Jr., President and Treasurer
        L. Austine Crowe, Jr., Vice President
        Kathleen M. Russo, Secretary
        Joseph C. Neuberger, Assistant Treasurer
        Michael B. Peck, Assistant Secretary
        Paul W. Rock, Assistant Secretary

    INVESTMENT ADVISOR
        T.O. Richardson Company, Inc.
        Two Bridgewater Road
        Farmington, CT 06032-2256

    CUSTODIAN

        U.S. Bank, N.A.

        425 Walnut Street
        Cincinnati, OH 45202

    ADMINISTRATOR AND TRANSFER AGENT
        For Regular Mail
        T.O. Richardson Sector Rotation Fund
        or T.O. Richardson Focused Trend Fund

        U.S. Bancorp Fund Services, LLC
        P.O. Box 701
        Milwaukee, WI 53201-0701


    For Overnight Mail

        T.O. Richardson Sector Rotation Fund
        or T.O. Richardson Focused Trend Fund
        U.S. Bancorp Fund Services, LLC
        Third Floor
        615 East Michigan Street
        Milwaukee, WI  53202-5207


    DISTRIBUTOR
        T.O. Richardson Securities, Inc.
        Two Bridgewater Road
        Farmington, CT 06032-2256

    INDEPENDENT PUBLIC ACCOUNTANTS
        Arthur Andersen LLP
        100 East Wisconsin Avenue
        P.O. Box 1215
        Milwaukee, WI 53201-1215

    LEGAL COUNSEL

        Sullivan & Worcester LLP
        1666 K Street, N.W.
        Washington, D.C. 20006


    More information on the Funds is available free upon request, including the following:

    Annual/Semi-annual Report

    These reports describe each Fund's performance, list portfolio holdings and contain a letter from each Fund's manager discussing recent market conditions, economic trends and the Funds strategies and their effect on each Fund's performance.

    Statement of Additional Information


    The SAI, dated March 1, 2002, provides more detailed information about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("Commission") and is incorporated by reference (i.e. is legally considered part of this Prospectus).


    To Request More Information or Ask Questions

Call                                   1-800-643-7477
Write                                  T.O. Richardson Company, Inc.
                                       Two Bridgewater Road
                                       Farmington, Connecticut 06032-2256

Internet Reports and other information about the Funds are available on the Commission's website at http://www.sec.gov. and T.O. Richardson's web site at http://www.torich.com

Securities and Exchange Commission     Information about the Funds (including
                                       the SAI) can be reviewed and copied at
                                       the Commission's Public Reference Room
                                       in Washington, D.C. You may obtain
                                       information about the operations of the
                                       Public Reference Room by calling the
                                       Commission at 202-942-8090.  Copies of
                                       information about the Funds may be
                                       obtained, upon payment of a duplicating
                                       fee, by writing the Commission's Public
                                       Reference Section, Washington, D.C.
                                       20549-0102, or by sending an electronic
                                       request to the SEC at publicinfo@sec.gov.

                          SEC File Number is 811-8849.


    T.O. Richardson Company, Inc.
    Two Bridgewater Road
    Farmington, CT 06032-2256
    1-800-235-1022

For more information about the T.O. Richardson Sector Rotation Fund or the T.O. Richardson Focused Trend Fund, call 1-800-643-7477

    Shares distributed through
    T.O. Richardson Securities, Inc.,
    member of the NASD.

                      STATEMENT OF ADDITIONAL INFORMATION

                              T.O. RICHARDSON TRUST
                      T.O. Richardson Sector Rotation Fund
                       T.O. Richardson Focused Trend Fund

                              Two Bridgewater Road
                             Farmington, Connecticut
                                 06032-2256
                                 1-800-643-7477



             This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of the T.O. Richardson Sector Rotation Fund and the T.O. Richardson Focused Trend Fund (each a "Fund" and together, the "Funds"), each a diversified series of the T. 0. Richardson Trust (the "Trust"). The Funds' financial statements as of October 31, 2001 are incorporated herein by reference to the Annual Report, dated October 31, 2001. The Prospectus, dated March 1, 2002, which may be revised from time to time, and the Annual Report are available without charge upon request to the above-noted address or telephone number.

         This  Statement of  Additional  Information  is dated
March 1, 2002.

                                                   TABLE OF CONTENTS



    THE FUND                                                          4
    INVESTMENT STRATEGIES AND RISKS                                   4
    INVESTMENT RESTRICTIONS                                          10
    SECTOR DESCRIPTIONS AND SECTOR RISKS                             12
    INDEX DESCRIPTIONS AND RISKS                                     21
    TRUSTEES AND OFFICERS                                            22
    PRINCIPAL SHAREHOLDERS                                          26
    INVESTMENT ADVISOR                                              27
    DISTRIBUTOR                                                     28
    CODE OF ETHICS                                                  29
    FUND TRANSACTIONS AND BROKERAGE                                 29
    FUND ADMINISTRATOR                                              31
    CUSTODIAN                                                       31
    TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                    32
    TAXES                                                           32
    DETERMINATION OF NET ASSET VALUE                                32
    SPECIAL REDEMPTIONS                                             32
    DESCRIPTION OF THE TRUST                                        33
    PERFORMANCE INFORMATION                                         33
    INDEPENDENT PUBLIC ACCOUNTANTS                                  35
    LEGAL COUNSEL                                                   35
    FINANCIAL STATEMENTS                                            35

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated March 1, 2002 and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Statement of Additional Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                                    THE FUND

     The Trust was organized on June 2, 1998 as a voluntary business association under the laws of the Commonwealth of Massachusetts. It is an open-end diversified management investment company. Each Fund is a series portfolio of the Trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end, diversified management investment company.

                            INVESTMENT STRATEGIES AND RISKS

     The discussion below contains more detailed information about the types of investments the Funds may make, the strategies the Advisor may employ in pursuit of each Fund's investment objective, and a summary of related risks.

     Closed-End Investment Companies. These are investment companies that issue a fixed number of shares which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value. Each Fund may purchase shares of closed-end investment companies to facilitate investment in certain foreign countries.

     Convertible Securities. These are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their conversion value, which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow. This means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     Delayed-Delivery Transactions. Securities may be bought and sold on a delayed delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

     When purchasing securities on a delayed-delivery basis, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a Fund's other investments. If a Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss. A Fund may renegotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the Fund.

     Domestic and Foreign Investments include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch. In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

     Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

     Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

     Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Foreign investment involves risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Advisor will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

     It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where Fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign sub custodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall government supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

     Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


     American Depositary Receipts. American Depositary Receipts (ADRs) as well other "hybrid" forms of ADRs, including European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.


     The risks of foreign investing may be magnified for investment in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

     Indexed Securities. These are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. These securities have no relation to the indexes in which the Focused Trend Fund will invest.

     Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

     Each Fund may consider purchasing securities indexed to the price of precious metals as an alternative to direct investment in precious metals. The Fund will only buy precious metals-indexed securities when the Advisor is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by a Fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the Fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

     Money Market Securities. These are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS ) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

             Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties. Mortgage real estate investment trusts make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

             Repurchase Agreements. In a repurchase agreement, the Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the Fund in connection with bankruptcy proceedings), a Fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

             Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreements. The Fund will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.

             Sources of Credit or Liquidity Support. The Advisor may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, the Advisor will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.

             Derivatives. It is the Advisor's intention to use derivatives only for hedging all or portions of a Fund's assets from time to time, and to use only derivatives available in regulated U.S. securities markets. Examples of derivatives the Advisor expects to use are U.S. Treasury notes, bills and bonds futures, S&P 500 Index and other stock index futures and options, and foreign currency futures contracts.

             A Fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants, and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. Each Fund may use derivatives for hedging and non-hedging purposes. However, the Advisor may choose not to use derivatives, based on an evaluation of market conditions or the availability of suitable derivatives.

             Derivatives involve special risks and costs and may result in losses. Each Fund will depend on the Advisor's ability to handle these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

             Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid market may not always exist for the Fund's derivatives positions at any time.

             Temporary Strategies. Prior to investing the proceeds from sales of a Fund's shares, to meet ordinary cash needs, and to retain the flexibility to respond promptly to changes in market and economic conditions, the Advisor may hold cash and/or invest all or a portion of a Fund's assets in money market instruments, which are short-term fixed income securities issued by private and governmental institutions.

             Variable and Floating Rate Securities. These provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

             Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.


                           INVESTMENT RESTRICTIONS

             The investment objective of each Fund is to seek capital appreciation while also providing some protection against downmarkets. Each Fund's investment objective is nonfundamental and, as such, may be changed without shareholder approval. Shareholders would be given 30 days' written notice prior to any such change. In seeking to attain its respective investment objective, the Funds' invest mainly in equity securities of companies within particular sectors or groups of sectors (for the Sector Rotation Fund) or within market indexes (for the Focused Trend Fund). The Advisor allocates assets among mainly equity securities of companies within particular sectors or groups of sectors (for the Sector Rotation Fund) or within market indexes (for the Focused Trend Fund) the Advisor determines have the greatest potential for market appreciation. Assets are allocated to the different sectors (for the Sector Rotation Fund) or within market indexes (for the Focused Trend Fund) according to the Advisor's view of the relative strengths or weaknesses of the sectors and the companies within those sectors or the indexes and the companies within those indexes. Each Fund's investment objective and policies are described in detail in the Prospectus. The following are each Fund's fundamental investment restrictions. These restrictions cannot be changed without shareholder approval.

    A Fund:


    1. May not, with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or securities issued by other registered investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


    2. May (i) borrow money from banks for temporary or emergency purposes (but not for leveraging or investment) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the 1940 Act), which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and
             (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.

    3.  May not issue senior securities, except as permitted under the 1940 Act.

    4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, (the "Securities Act"), in connection with the purchase and sale of portfolio securities.

    5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

    6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

    7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

    8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

             In addition to the non-fundamental operating policies set forth in the Prospectus, the following are each Fund's non-fundamental operating policies which may be changed by the Board of Trustees without shareholder approval.

    A Fund may not:

1. Sell securities short provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Purchase securities of other investment companies except in compliance with the 1940 Act.

4. Engage in futures or options on futures transactions except in accordance with the Commodity Exchange Act and the rules thereunder.

5. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) by engaging in repurchase agreements.

6.   Borrow money except from banks or through reverse repurchase  agreements or
     mortgage  dollar  rolls,  and  will  not  purchase   securities  when  bank
     borrowings exceed 5% of its assets.

             Except for the fundamental investment limitations listed above, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Trust's Board of Trustees. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                      SECTOR DESCRIPTIONS AND SECTOR RISKS
                         (FOR THE SECTOR ROTATION FUND)

     Basic Materials: companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in building and manufacturing. The products handled by the companies in which the Fund may invest include chemicals, metals, concrete, timber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including companies involved in equipment supplies and railroads.

     Many companies in the industrial sectors are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns. During these times, commodity price declines, and unit volume reductions have led to poor investment returns and losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

     Biotechnology: companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies are often involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

     The description of the biotechnology sector will be interpreted broadly by the Advisor, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g.., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery).

     Many of these companies may have losses and may not offer products for some time. These companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the U.S. Food and Drug Administration, the Environmental Protection Agency (EPA), state and local governments, and foreign regulatory authorities. Many of these companies are relatively small and their stock is thinly traded. Business Services: companies that provide business-related services to companies and other organizations. Business-related services may include for example, data processing, consulting, outsourcing, temporary employment, market research or data base services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying. Typically, these services are provided on a contract or fee basis. The success of companies that provide business related services is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost-effective means to meet their economic goals. Competitive pressures, such as technological developments, fixed rate pricing, and the ability to attract and retain skilled employees, also may have a significant impact on the financial condition of companies in the business services industry.

     Computers: companies engaged in the research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The Fund may invest in companies that provide products or services: mainframes, minicomputers, microcomputers, peripherals, data or information processing, office or factory automation, robotics, artificial intelligence, computer aided design, medical technology, engineering and manufacturing, data communications and software.

     Cyclical Industries: companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

     Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

     Electronics: companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer aided design and computer-aided manufacturing, computer-aided engineering, and robotics), lasers and electro-optics, and other new electronic technologies. Many of the products offered by companies engaged in the design, production, or distribution of electronic products are subject to risks of rapid obsolescence and intense competition.

     Energy: companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, oil shale, and solar power. The business activities of companies in which the Fund may invest include: production, generation, transmission, refining, marketing, control, or distribution of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this sector.

     The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.

     Energy Services: companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The Fund may invest in companies providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment, mining related equipment or services, and high technology companies serving the above industries. Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services. They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions.

     Environmental Services: companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control. Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and storage tank decontamination, asbestos clean-up and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems. The Fund may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.


     The environmental services field has generally been positively influenced by legislation resulting in stricter government regulations and enforcement policies for both commercial and governmental generators of waste materials, as well as specific expenditures designated for remedial cleanup efforts. Companies in the environmental services field are also affected by regulation by various federal and state authorities, including the federal EPA and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, since the materials handled and processes involved include hazardous components, there is significant liability risk. There are also risks of intense competition within the environmental services field.


             Financial Services: companies providing financial services to consumers and industry. Companies in the financial services sectors include: commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

             The financial services sectors are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

             Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.

             SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities are considered to be "principally engaged" in the business activities of the financial services sector.


             Food and Agriculture: companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. The goods and services provided or manufactured by companies in this sector include: packaged food products such as cereals, pet foods and frozen foods; meat and poultry processing; the production of hybrid seeds; the wholesale and retail distribution and warehousing of food and food-related products, including restaurants; and the manufacture and distribution of health food and dietary products, fertilizer and agricultural machinery, wood products, tobacco and tobacco leaf. In addition the Fund may invest in food technology companies engaged in and pioneering the development of new technologies such as improved hybrid seeds, new and safer food storage, and new enzyme technologies.


             The success of food and food-related products is closely tied to supply and demand, which may be affected by demographic and product trends, stimulated by food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and municipal government agencies.

             Health Care: companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.

             Health Care Services: companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. The Fund may invest in companies that operate acute care, psychiatric, teaching, or specialized care, home health care, drug and alcohol abuse treatment, and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services.

             Federal and state governments provide a substantial percentage of revenues to health care service providers by way of Medicare and Medicaid. The future growth of this source of funds is subject to great uncertainty. Additionally, the complexion of the private payment system is changing. For example, insurance companies are beginning to offer long-term health care insurance for nursing home patients to supplement or replace government benefits. Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.

             The demand for health care services will tend to increase as the population ages. However, review of patients' need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs.

             Industrial   Equipment:   companies  engaged  in  the  manufacture,
    distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery and farm equipment) and parts suppliers, and subcontractors. The Fund may invest in companies that manufacture products or service equipment for the food, clothing or sporting goods industries; companies that provide service establishment, railroad, textile, farming, mining, oil field, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation, machine tools; cable equipment; and office automation companies.

             The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels. Capital spending is influenced by an individual company's profitability and broader factors such as interest rates and foreign competition, which are partly determined by currency exchange rates. Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities, or productions processes.

             Leisure: companies engaged in design, production, or distribution of goods or services in leisure industries. The goods or services provided by companies in which the Fund may invest include: television and radio broadcast manufacture (including cable television); motion pictures and photography, recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, advertising, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, alcohol, tobacco products and gaming casinos.

             Securities of companies in the leisure industries may be considered speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense competition. Securities of companies in the leisure industries generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and to the specter of government regulation in the leisure industries.

             Medical Equipment: companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies. The Fund may invest in companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation and medical diagnostics. Companies in this industry may be affected by patient considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

             Multimedia: companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. Business activities of companies in which the Fund may invest include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The Fund may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.

             Some of the companies in the broadcast and media industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. FCC rules govern the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.

             Natural Resources: companies that own or develop natural resources, or supply goods and services to such companies. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.

             Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The Fund may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investment in precious metals.

             As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. The Advisor, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investment in bullion earns no investment income and may involve higher custody and transaction costs than investments in securities.


             For the Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the Fund's gross income for its taxable year. This tax requirement could cause the Fund to hold or sell precious metals or securities when it would not otherwise do so.


             Precious Metals and Minerals: companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. The Fund may invest in companies that manufacture and distribute precious metals and minerals products and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

             The value of the Fund's  investments  may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances- or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa and Russia, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Because companies involved in exploring, mining, processing, or dealing in precious metals or minerals are frequently located outside of the United States, all or a significant portion of the Fund's investments in this sector may be invested in securities of foreign issuers. Investors should understand the special considerations and risks related to investment in this sector, and accordingly, the potential effect on the Fund's value when investing in this sector.

             In addition to its investments in securities, the Fund may , but does not currently intend to invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium. The prices of precious metals are affected by broad economic and political conditions, including inflation, but are less subject to local and company specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related business.


             For the Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the Fund's gross income for its taxable year. This tax requirement could cause the Fund to hold or sell precious metals or securities when it would not otherwise do so.


             Retailing: companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest may include: general merchandise retailers, department stores, food retailers, drug stores and any specialty retailers selling a single category of merchandise such as apparel, toys, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

             The success of retailing companies is closely tied to consumer spending, which in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.

             Software and Computer Services: companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. The Fund may invest in companies that provide systems-level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting, communications software and data communications services.

             Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

             Technology: companies which the Advisor believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These may include companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

             Competitive   pressures  may  have  a  significant  effect  on  the
    financial condition of companies in the technology sector. If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

             Telecommunications: companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission.

             Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Telephone companies usually pay an above-average dividend. However, the Fund's investment decisions are based primarily upon capital appreciation potential rather than income considerations. Certain types of companies in which the Fund may invest when investing in these sectors are engaged in fierce competition for a share of the market for their products. In recent years, these companies have been providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.

             Transportation: companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies. Other service companies include those that provide automobile, trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

             Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The U.S. trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.

             Utilities: companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. The Fund may invest in companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in telephone, satellite, and other communication fields including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the Fund's investments are made based on capital appreciation potential. The Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.

                          INDEX DESCRIPTIONS AND RISKS
                          (FOR THE FOCUSED TREND FUND)

    Some of the indexes the Focused Trend Fund may choose to invest in are described here. The Fund may choose to invest in indexes that are not listed below.

    S&P 100 Index

    The Standard & Poor's 100 Stock Index, known by its ticker symbol OEX, measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups. Five of the largest companies in the index are Microsoft, Cisco, Intel, Oracle, and Sun Microsystems.

    Dow Jones Industrial Averages

    The Dow Jones Industrial Averages measure the performance of 30 of the largest U.S. industrial companies. This price weighted index , started in 1896, represents what the publisher, Dow Jones Publishing, considers the "most important" industrial companies in the United States. Five of the largest companies included in the averages are GE, Microsoft, Intel, Exxon Mobil, and Wal-Mart. The Dow Jones Industrial Averages can be purchased and sold as units called DIAMONDS on the New York Stock Exchange (the "NYSE").

    NASDAQ-100 Index


    The Nasdaq-100 Index reflects NASDAQ's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology based on market capitalization. Launched in 1985, the Nasdaq-100 Index represents the largest and most active non-financial domestic and international issues listed on The NASDAQ Stock Market(R). Its largest companies include
    Microsoft, Cisco, Intel, Oracle, and Sun Microsystems. It is heavily weighted toward high technology industries. The NASDAQ-100 Index can be purchased and sold as units on the stock market under the symbol QQQ.


    S & P 500 Index

    The Standard & Poor's 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Leading companies within the index are highly liquid and can usually be purchased and sold in large quantities without affecting stock price. The S&P 500 Index can also be purchased and sold in units called Spiders on the stock market.

    International Indexes

    S&P International Indexes

    Standard & Poor's also maintains several indexes that may be used by the Fund from time to time should management determine the investment climate is favorable. These include S&P Euro Index, S&P/TOPIX 150, S&P Asia Pacific 100 Index, S&P Latin America 40 Index, and S&P United Kingdom 150 Index.

                          TRUSTEES AND OFFICERS


             The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically through the year to oversee the Funds' activities, reviewing among other things, each Fund's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."


The Trustees


                                                                                                    Number of
                                                         Term of                                    Portfolios
                                                         Office                                     in Fund       Other
                                           Positions     and         Principal Occupation(s)        complex       Directorships
                                           Held with     Length of   During Past Five Years         overseen by   Held by Trustee
Name, Address (Age)                        Fund          Time                                       Trustee
                                                         Served

*Samuel Bailey, Jr. (61)                  Trustee,      From June   1989-present, President of    2             N/A
T.O. Richardson Company, Inc.              President     1998 to     the Advisor and of T.O.
Two Bridgewater Road                       and           present.    Richardson Securities, Inc.
Farmington, Connecticut 06032              Treasurer                 (the "Distributor").




Disinterested Trustees

John R. Birk (50)                         Trustee       From June   September 1995 - Present,      2             Director, Aegis
112 Harbourmaster Court                                  1998 to     John R. Birk & Associates                    Communica-tions
Ponte Vedra Beach, Florida 32082                         present.    (business consulting).                       Group, Inc.









Robert T. Samuels (67)                    Trustee       From June   1989 to June 1994, Partner,    2             Trustee, Joslin
433 South Main Street                                    1998 to     ABS Development Company                      Diabetes Center;
West Hartford, Connecticut 06110                         present.    (real estate development);                   Round of
                                                                     June 1994 - Present,                        Chancellors,
                                                                     Partner, Balfour Venture                    Juvenile Diabetes
                                                                     Capital Company.                             Center.










*Mr. Bailey is an "interested person" of the Trust as a result of his affiliation with the Trust's Advisor and Distributor.

    The Trust's Officers

    No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of the Advisor and the Distributor. The Trust's principal officers are:





                                                         Term of
                                                         Office and
                                           Positions     Length of       Principal Occupation(s)
                                           Held with     Time Served     During Past Five Years
Name, Address (Age)                        Fund
Samuel Bailey, Jr. (61)                    Trustee,      From June       1989-present, President
T.O. Richardson Company, Inc.              President     1998 to         of the Advisor and of
Two Bridgewater Road                       and           present.        T.O. Richardson
Farmington, Connecticut 06032              Treasurer                     Securities, Inc. (the
                                                                         "Distributor").



L. Austine Crowe (59)                      Vice          From June       September 1990- Present,
T.O. Richardson Company, Inc.              President     1998 to         Executive Vice President
Two Bridgewater Road                                     present.        of the Advisor; Vice
Farmington, Connecticut 06032                                            President of the
                                                                         Distributor.
Kathleen M. Russo (38)                     Secretary     From June       June 1998 - Present,
T.O. Richardson Company, Inc.                            1998 to         Senior Vice President of
Two Bridgewater Road                                     present.        the Advisor; Vice
Farmington, Connecticut 06032                                            President and Secretary
                                                                         of  the Distributor
                                                                         (since  1995);  July
                                                                         1990  -  June  1998,
                                                                         Vice President of
                                                                         Operations of  the
                                                                         Advisor.




    Committees of the Board

             The Trust has a standing The Trust has an Audit Committee consisting of the Trustees who are not "interested persons." Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent public accountants to conduct the annual audit of the Trust's financial statements; review with the Independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the independent public accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2001.



    Compensation of the Trustees

    The compensation paid to the Disinterested Trustees in fiscal year 2001 was $1,000 per meeting. Audit Committee consisting of the The table below sets forth the compensation paid to each of the current Trustees during the fiscal year ended October 31, 2001.


    Name of Person, Position              Aggregate           Pension or          Total Compensation
                                          Compensation from   Retirement          From Trust Paid to
                                          Funds               Benefits Accrued    Trustee

                                                              as part of Fund
                                                              Expenses


    Samuel Bailey, Jr., Trustee           None                None                None


    ------------------------------------- ------------------- ------------------- ---------------------
    ------------------------------------- ------------------- ------------------- ---------------------

    Disinterested Trustees
    John R. Birk                          $4,000             None                $4,000
    Robert T. Samuels                     $4,000             None                $4,000





    Trustee Ownership of Equity Securities

    As of December 31, 2001, the dollar range of the equity securities of the Funds that were beneficially owned by the Trustees was as follows:




     ------------------------- ------------------------------------------------------------------- -----------------------

     Name of Trustee           Dollar Range of Equity Securities in Funds                          Aggregate Dollar
                                                                                                   Range of Equity
                                                                                                   Securities in All
                                                                                                   Funds Overseen or to
                                                                                                   be  Overseen by
                                                                                                   Trustees in Family of
                                                                                                   Investment Companies

     ------------------------- ------------------------------------------------------------------- -----------------------
     ------------------------- ------------------------------------------------------------------- -----------------------


     Samuel Bailey, Jr.,       T.O. Richardson Sector Rotation Fund--$50,000-$100,000               $50,000-$100,000
     Trustee
                               T.O. Richardson Focused Trend Fund--$50,000-$100,000



     ------------------------- ------------------------------------------------------------------- -----------------------
     ------------------------- ------------------------------------------------------------------- -----------------------

     Disinterested Trustees

     ------------------------- ------------------------------------------------------------------- -----------------------
     ------------------------- ------------------------------------------------------------------- -----------------------

     John R. Birk              T.O. Richardson Sector Rotation Fund--over $100,000                  over $100,000

                               T.O. Richardson Focused Trend Fund--None


     ------------------------- ------------------------------------------------------------------- -----------------------
     ------------------------- ------------------------------------------------------------------- -----------------------

     Robert T. Samuels         T.O. Richardson Sector Rotation Fund--over $100,000                  Over $100,000

                T.O. Richardson Focused Trend Fund--over $100,000


     ------------------------- ------------------------------------------------------------------- -----------------------


         As of the date of this Prospectus, the officers and Trustees of the Trust in the aggregate owned less than 1% of each Fund's outstanding voting securities. Trustees and officers of the Trust who are also officers, directors, employees, or shareholders of the Advisor do not receive any remuneration from the Fund for serving as Trustees or officers.

                             PRINCIPAL SHAREHOLDERS


             As of January 31, 2002, the following owned of record 5% or more of the Sector Rotation Fund's outstanding shares:



    Name/Address                                               Shares                     Percentage of Outstanding
    of Record Owner                                            Owned                      Shares


    Dawn & Company                                             907,417.483               34.59%
    c/o Webster Trust Company LLC

    Webster Plaza
    Waterbury, Connecticut  06702






    Dawn & Company #2                                          199,328.416               7.60%
    c/o Webster Trust Company LLC

    Webster Plaza
    Waterbury, Connecticut  06702

    As of January 31, 2002, the following owned of record 5% or more of the Focused Trend Fund's outstanding shares:



    Name/Address                                               Shares                     Percentage of Outstanding
    of Record Owner                                            Owned                      Shares


    Dawn & Company                                             730,673.84                40.44%
    c/o Webster Trust Company LLC

    Webster Plaza
    Waterbury, Connecticut  06702





    Dawn & Company #2                                          151,138.42                8.36%
    c/o Webster Trust Company LLC

    Webster Plaza
    Waterbury, Connecticut  06702





                               INVESTMENT ADVISOR


     The Advisor is the investment advisor to each Fund. The Advisor is controlled by certain of its officers, including Samuel Bailey, Jr. and L. Austine Crowe who are both also officers of the Trust. The Advisor's address is Two Bridgewater Road, Farmington, Connecticut 06032-2256.


     The investment advisory agreement between the Trust and the Advisor dated as of December 21, 1998 (the "Advisory Agreement") has an initial term of two years and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act.) The addition of the Focused Trend Fund to such Advisory Agreement occurred on June 5, 2000. Each annual renewal must also be approved by the vote of a majority of the Trust's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the Board of Trustees, including a majority of the disinterested Trustees on October 19, 1998 as to the Sector Rotation Fund and June 5, 2000 as to the Focused Trend Fund and by the initial shareholder of the Sector Rotation Fund on December 21, 1998 and of the Focused Trend Fund on June 5, 2000. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of a majority of a Fund's outstanding voting securities as to that Fund or by the Advisor, and will terminate automatically in the event of its assignment.


     Under the terms of the Advisory Agreement, the Advisor manages each Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees. At its expense, the Advisor provides office and space and all necessary office facilities, equipment and personnel for managing the investments of each Fund. As compensation for its services, the Sector Rotation Fund pays the Advisor an annual management fee of 1.50% of its average daily net assets and the Focused Trend Fund pays the Advisor an annual management fee of 1.25% of its average daily net assets. The advisory fee is accrued daily and paid monthly.

     For the fiscal years ended October 31, 1999, October 31, 2000, and October 31, 2001 the Sector Rotation Fund paid the Advisor $178,320, $899,505 and $505,996, respectively, for its investment advisory services. If the Advisor had not agreed to waive a portion of its advisory fee during the period ended October 31, 1999, the Advisor would have received an additional $105,174 from the Sector Rotation Fund for its investment advisory services. If the Advisor had not recovered a portion of previous waivers during the period ended October 31, 2000, the Advisor would have received $30,701 less in investment advisory fees for the 2000 fiscal year. If the Adviser had not agreed to waive a portion of its advisory fee during the period ended October 31, 2001, the Advisor would have received an additional $933 from the Sector Rotation Fund for its advisory services. For the fiscal period October 3, 2000 through October 31, 2000 and the fiscal year ended October 31, 2001, the Focused Trend Fund paid the Advisor $4,995 and $183,853, respectively for its investment advisory services. If the Advisor had not agreed to waive a portion of its advisory fee during such periods, the Advisor would have received an additional $12,484 from the Focused Trend Fund for its investment advisory services in the fiscal period from October 3, 2000 through October 31, 2000 and an additional $62,913 for its investment advisory services for the fiscal year ended October 31, 2001.

     In reapproving the Advisory Agreement with respect to the Funds, the Board of Trustees considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the Advisor to the Trust; the Advisor's personnel and operations; the Advisor's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Trust to the Advisor; the direct and indirect benefits derived by the Advisor from the relationship with the Funds, such as investment research the Advisor receives in connection with the Funds' brokerage commissions; the effect of each Fund's growth and size on the Fund's performance and expenses; and any possible conflicts of interest.


                                  DISTRIBUTOR

     Under a distribution agreement dated as of December 21, 1998 (the "Distribution Agreement"), as to the Sector Rotation Fund and as of June 5, 2000 as to the Focused Trend Fund, T.O. Richardson Securities, Inc. (the "Distributor") acts as principal distributor of each Fund's shares. The Distributor, an affiliate of the Advisor, is located at the same address as the Advisor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute each Fund's shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge. The following directors, officers or employees of the Advisor are also directors, officers or employees of the Distributor: Samuel Bailey, Jr., L. Austine Crowe, and Kathleen M. Russo.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Focused Trend Fund has adopted a plan of distribution (the "Plan") under which the Focused Trend Fund may directly incur or reimburse the Advisor for expenses related to the sale and distribution of its shares, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.


             The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Focused Trend Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In the event the Plan is terminated by the Focused Trend Fund in accordance with its terms, the Focused Trend Fund will not be required to make any payments for expenses incurred by the Advisor after the date the Plan terminates. For the fiscal year ended
    October 31, 2001, the Focused Trend Fund paid the Distributor $49,353 pursuant to the Plan which was paid to broker-dealers.



                                 CODE OF ETHICS


             The Funds, the Advisor and the Distributor have each adopted codes of ethics under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Each of these codes of ethics permits the personnel of their respective organizations to invest in securities for their own account.


                         FUND TRANSACTIONS AND BROKERAGE

             Under the Advisory Agreement, the Advisor, in its capacity as portfolio manager, is responsible for decisions to buy and sell securities for each Fund and for the placement of each Fund's securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage business. The Advisor seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to each Fund means the best net price without regard to the mix between the purchase or sale price and commission, if any. While the Advisor seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest available commission. Brokerage may be allocated based on the sale of a Fund's shares. The Funds may enter into directed brokerage arrangements with certain broker-dealers pursuant to which such broker-dealers may pay all or a portion of the Funds' custodian, transfer agent or administrative expenses from the brokerage commissions generated by the Funds. Such broker-dealers may include Bridge Trading Company and CIBC Oppenheimer among others.

             Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)") permits an investment advisor, such as the Advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

             In selecting brokers or dealers,  the Advisor considers  investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commission charged by any such broker or dealer may be greater than the amount another firm might charge if the Advisor determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to a Fund. The Advisor believes that the research information received in this manner provides a Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by a Fund unless (a) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts, including a Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and
    (c) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to a Fund over the long term. Brokers or dealers may also be selected for their willingness to enter into directed brokerage arrangements pursuant to which they would pay all or a portion of a Fund's custodian, transfer agent, or administrative expenses from the brokerage commissions generated by the Fund.


             The aggregate amount of brokerage commissions paid by the Sector Rotation Fund for the fiscal years ended October 31, 1999, October 31, 2000 and October 31, 2001, was $196,826, $477,758 and $347,924 respectively. For the fiscal years ended October 31, 1999, October 31, 2000 and October 31, 2001, the Fund paid $183,895, $455,218 and $250,360, respectively, in brokerage commissions for which research services were provided.

             The aggregate amount of brokerage commissions paid by the Focused Trend Fund for the fiscal period October 3, 2000 through October 31, 2000 and for the fiscal year ended October 31, 2001 was $9,575 and $196,794, respectively. For the fiscal period October 3, 2000 through October 31, 2000 and for the fiscal year ended October 31, 2001, the Fund paid $0 and 149,593, respectively, in brokerage commissions for which research services were provided.


             The Advisor places portfolio transactions for other advisory accounts the Advisor manages. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. The Advisor believes it is not possible to measure separately the benefits from research services to each of the accounts the Advisor manages (including the Funds). Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Advisor believes such costs to a Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

             Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

             Under normal market conditions, the Sector Rotation Fund expects to be invested in five or more sectors, with each sector represented by investment in at least five stocks and the Focused Trend Fund expects to be invested in one or more market indexes with each market index invested in at least ten stocks. Each Fund expects to regularly review the relative strengths or weaknesses of the sectors or market indexes in which the Fund's investments have been allocated and the company stocks within each sector or market index and the Funds expect to exit sectors or indexes that are under performing the general stock market and to purchase securities from issuers in higher ranked sectors or indexes. In actively carrying out the investment policies of each Fund and determining when to sell securities and to reinvest in other sectors or market indexes and companies, the rate of portfolio turnover will not be a limiting factor. As a result, under relatively volatile market conditions, each Fund may have higher portfolio turnover than long-term growth mutual funds, for example. In addition to potentially greater brokerage commissions or dealer mark-ups and other transaction costs resulting from relatively high portfolio turnover, such relatively high portfolio turnover may also result in increased short-term capital gains which are taxed at a higher federal income tax rate than long-term capital gains.

                               FUND ADMINISTRATOR


             The Board of Trustees of the Trust has approved a Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services, LLC) ("the Transfer Agent") pursuant to which the Transfer Agent serves as administrator of each Fund. The administrative services supplied by The Transfer Agent include general Fund management (excluding investment advisory services), compliance with federal and state laws, financial reporting and tax reporting. The address of the Transfer Agent is Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

             For the fiscal years ended October 31, 1999, October 31, 2000 and October 31, 2001, the Transfer Agent received $31,140, $38,170 and $38,250, respectively, from the Sector Rotation Fund under the Fund Administration Servicing Agreement. For the period October 3, 2000 through October 31, 2000 and for the fiscal year ended October 31, 2001, the Transfer Agent received $3,016 and $33,740, respectively, from the Focused Trend Fund under the same agreement.


                                    CUSTODIAN


             Pursuant to a Custodian Agreement, the Board of Trustees of the Trust has appointed U.S. Bank, N.A. (formerly Firstar Bank, N.A. )(the "Custodian") as custodian of the Funds. As custodian of each Fund's assets, the Custodian has custody of all securities and cash of the Funds, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust.


                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT


             The Transfer Agent also acts as transfer agent and dividend-disbursing agent for the Funds. For each Fund, the Transfer Agent is compensated based on an annual fee per open account of $15 subject to a minimum annual fee of $24,000 for the Sector Rotation Fund and $15,000 for the Focused Trend Fund plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.


                                   TAXES


             The Trust qualified in fiscal year 2001 and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, and, if so qualified, will not be liable for tax purposes. The Fund will be treated as a separate entity for federal income tax purposes since the Tax Reform Act of 1986 requires that all portfolios of a series fund be treated as separate taxpayers. As indicated under "Dividends, Capital Gains and Tax Treatment" in the Prospectus, the Funds intend to qualify annually as a "regulated investment company" under the Code. This qualification does not involve government supervision of the Funds' management practices or policies.


             A dividend or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.

                        DETERMINATION OF NET ASSET VALUE

     As set forth in the Prospectus, the net asset value of each Fund will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The Funds do not determine net asset value on days the NYSE is closed and at other times described in the Prospectus. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                               SPECIAL REDEMPTIONS

             If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the applicable Fund, instead of in cash, in conformity with applicable rules of the SEC. Each Fund will, however, redeem shares solely in cash up to the lesser of $250,000 or 1 % of its net assets during any 90-day period for any one shareholder. The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

                            DESCRIPTION OF THE TRUST

             The Trust is an open-end diversified series management investment company established as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated June 2, 1998.

             The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest in an unlimited number of series (each, a "Series") each share without par value. Currently, the Trust consists of two Series -- the Sector Rotation Fund and the Focused Trend Fund. Each share in a particular Series represents an equal proportionate interest in that Series with each other share of that Series and is entitled to such dividends and distributions as are declared by the Trustees of the Trust. Upon any liquidation of a Series, shareholders of that Series are entitled to share pro rata in the net assets of that Series available for distribution. Shareholders in one of the Series have no interest in, or rights upon liquidation of, any of the other Series.

             The Trust will normally not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees of the Trust holding office have been elected by shareholders, a meeting of shareholders of the Trust will be called to elect Trustees. Under the Declaration of Trust of the Trust and the 1940 Act, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

             Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust of the Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder held personally liable for obligations of the Trust and its Funds. Accordingly, the risk of a shareholder of the Trust incurring a financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The likelihood of such circumstances is remote.

                             PERFORMANCE INFORMATION

             A Fund's historical performance or return may be shown in the form of various performance figures. A Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting a Fund's performance include general market conditions, operating expenses, and investment management.

    Average Annual Total Return

             The average annual total return of a Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(l +T)n =ERV

Where:    P      =    a hypothetical initial payment of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the stated periods at the end of the stated periods.

    Performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

             Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.


             The average annual total return of the Sector Rotation Fund for the period December 31, 1998 (inception) through December 31, 2001 was 2.00%.

             The average annual total return of the Focused Trend Fund for the period October 3, 2000 (inception) through December 31, 2001 was (-25.46)%.


    Comparisons

             From time to time, in marketing and other Fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

             Each Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3,5 and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

             Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

             Each Fund may compare its performance to a wide variety of indices and measures of inflation including the Standard & Poor's 500 Stock Index and the NASDAQ Composite Index. There are differences and similarities between the investments that the Fund may purchase for its portfolios and the investments measured by these indices.

                         INDEPENDENT PUBLIC ACCOUNTANTS

             Arthur Andersen LLP, 100 East Wisconsin Avenue, P.O. Box 1215, Milwaukee, Wisconsin, 53201-1215, has been selected as independent public accountants for the Funds.

                                  LEGAL COUNSEL


             Sullivan & Worcester LLP, 1666 K Street, NW, Washington, D.C. 20006, serves as legal counsel to the Trust and the Disinterested Trustees. Robinson & Cole LLP, One Boston Place, Boston, Massachusetts, 02108, serves as legal counsel to the Advisor and the Distributor.


                              FINANCIAL STATEMENTS


             The following financial statements of the Sector Rotation Fund and the Focused Trend Fund are incorporated by reference to the Annual Report, dated October 31, 2001 of the Funds (File No. 811 - 8849) as filed with the SEC on December 19, 2001:

                     (a)   Schedules of Investments

                     (b)   Statements of Assets and Liabilities

                     (c)   Statements of Operations

                     (d)   Statements of Changes in Net Assets


                     (e)   Financial Highlights

                     (f)   Notes to the Financial Statements

                     (g)   Report of Independent Public Accountants

                                     PART C

OTHER INFORMATION

Item 23.  Exhibits

    (a)   Registrant's Declaration of Trust*

    (b)   Registrant's By-Laws*

    (c)   None

    (d)   Investment Advisory Agreement with T.O. Richardson Company, Inc. ****
    (e. 1)   Distribution Agreement with T.O. Richardson Securities, Inc***

        (e.2) Form of Dealer Agreement***

        (f)   None

        (g)   Custodian Agreement with Firstar Bank Milwaukee, N.A. Trust
    Company***


       (h. 1) Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services, LLC)***

      (h.2) Administration Agreement with U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services, LLC)***

      (h.3) Fund Accounting Agreement with U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services, LLC)***

      (h.4)    Fulfillment Servicing Agreement with U.S. Bancorp Fund Services,
     LLC  (formerly Firstar Mutual Fund Services, LLC)


     (h.5) Consent to Use of Name by Registrant with T.O. Richardson Company, Inc.**


    (h.6) Consents of Trustees **

     (h.7)    Powers of Attorney for Trustees**


     (h.8)    Expense Limitation Agreement for Sector Rotation Fund (****)

     (h.9)    Expense Limitation Agreement for Focused Trend Fund (****)

        (i)  Opinion and Consent of Sullivan & Worcester LLP (as filed herewith)

        (j)   Consent of Arthur Andersen LLP (as filed herewith)

        (k)   None

        (1)   Subscription Agreement**

        (m)   Rule 12b-1 Distribution Plan ****

        (n)   None

        (o)   Reserved

        (p)   Codes of Ethics***

    *Incorporated by reference to Registration Statement on Form N-lA filed with the Commission on June 30, 1998.

    ** Incorporated by reference to Registration Statement on Form N-lA filed with the Commission on December 22, 1998.

    *** Incorporated by reference to Post-Effective Amendment No. 2 filed with the Commission on June 9, 2000.

    **** Incorporated by reference to Registration Statement on Form N-1A as filed with the Commission on September 28, 2000.

    Item 24.      Persons Controlled by or under Common Control with Registrant

                     Registrant neither controls any person nor is under common control with any other person.

    Item 25       Indemnification

                     Under the Registrant's Declaration of Trust and Bylaws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and Bylaws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the Bylaws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant. Moreover, the Declaration of Trust and Bylaws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

             Insofar  as  indemnification  for  liabilities  arising  under  the
    Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

    Item 26.      Business and Other Connections of Investment Advisor

             Besides serving as investment advisor to private accounts, the Advisor is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, profession, vocation or employment of a substantial nature of each of the Advisor's directors and officers is hereby incorporated by reference from the information contained under "Trustees and Officers" in the SAI.

    Item 27.      Principal Underwriter

               (a) T.O. Richardson Securities, Inc. ("TORS") serves as Registrant's Distributor. In addition to serving as principal underwriter for Registrant, TORS also serves as principal underwriter for the following investment companies: Barreft Funds, Simms Funds, Grand Prix Fund, and Internet Index Fund.

               (b) The principal business address of TORS is Two Bridgewater Road, Farmington, Connecticut 06032-2256. The following information relates to each director and officer of TORS:

                    Positions and Offices      Positions and Offices with
Name                With Underwriter           Registrant

Samuel Bailey, Jr.  President and Chief         Trustee, President and Treasurer
                    Executive Officer



L. Austine Crowe       Vice President                     Vice President

Kathleen M. Russo      Vice President and                 Secretary
                        Secretary


    Item 28.      Location of Accounts and Records


             All accounts, books or other documents required to be maintained by
    Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession of T.O. Richardson Company, Inc., Registrant's investment advisor, at Registrant's corporate offices, Two Bridgewater Road, Farmington, Connecticut 06032, except records held and maintained by U.S. Bancorp Fund Services LLC, Third Floor, 615 E. Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as transfer agent, administrator, and fund accountant or by U.S. Bank, N.A., relating to its function as custodian.


    Item 29.      Management Services

             All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

    Item 30.      Undertakings

             None.

                                     NOTICE


    The names "T.O. Richardson Trust" and "T.O. Richardson Sector Rotation Fund" and "T.O. Richardson Focused Trend Fund" are the designations of the Trustees under the Declaration of Trust of the Trust dated June 2, 1998, as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of The Commonwealth of Massachusetts and the Clerk of the City of Boston, Massachusetts. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

                                   SIGNATURES


             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 8 under the Securities Act of 1933 and No. 10 under the Investment Company Act of 1940 to its Registration Statement on Form N-lA to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Farmington and State of Connecticut on the 7 day of February 2002.


                              T.O. RICHARDSON TRUST

                                             /s/ Samuel Bailey, Jr.
                                             -----------------------------

                                    By:   Samuel Bailey, Jr.
                                             Trustee, President and Treasurer

             Pursuant to the requirements of the Securities Act of 1933, as amended, this Post Effective Amendment No. 4 to the Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date indicated.


 Name                                   Title                       Date


/s/ Samuel Bailey, Jr.                 President

--------------------------------    Treasurer and Trustee       February 7, 2002



             Samuel Bailey, Jr.


                           *                         Trustee

             John R. Birk


                      *                              Trustee


         Robert T. Samuels


         /s/David M. Leahy            Attorney-in-Fact for each of the
                                      above-indicated Trustees February 13, 2002


         ---------------------------
         David M. Leahy

                                  EXHIBIT INDEX


    Exhibit No.                      Exhibit

    (i)          Opinion and Consent of Sullivan & Worcester LLP

    (j)          Consent of Arthur Andersen LLP